Note 4 - Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4.         PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

(In thousands)	September 30, 2024	December 31, 2023
Equipment	$3,336	$3,126
Leasehold improvements	7,372	7,372
Office furniture, fixtures, and equipment	137	137
Software	589	360
Construction in progress	—	101
	11,434	11,096
Less: Accumulated depreciation	(6,587)	(4,921)
Total	$4,847	$6,175

Depreciation expense was $1,666 thousand and $1,666 thousand for the nine months ended September 30, 2024 and 2023, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the condensed consolidated statements of operations.

4.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following at:

	December 31, 2023	December 31, 2022
Equipment	$3,126,300	$3,041,900
Leasehold improvements	7,372,100	7,298,500
Office furniture, fixtures, and equipment	137,300	137,300
Software	359,500	359,500
Construction in progress	101,300	—
	11,096,500	10,837,200
Less: Accumulated depreciation	(4,921,400)	(2,700,300)
Total	$6,175,100	$8,136,900

Depreciation expense was $2,221,100 and $1,673,400 for the years ended December 31, 2023 and 2022, respectively. Depreciation expense is allocated between research and development and general and administrative operating expenses on the consolidated statements of operations.